September  30,  2000

annual

report

Calvert  Social  Index  fund

Table
of
Contents
President's  Letter
1
Portfolio
Statistics
2
Report  of  Independent  Public  Accountants
3
Schedule  of  Investments
4
Statement
of  Assets  and  Liabilities
21
Statement
of  Operations
22
Statement
of  Changes  in
Net  Assets
23
Notes  to
Financial  Statements
24
Financial  Highlights
27

Dear  Shareholders:
It is with great pride and pleasure that we write this inaugural annual letter for Calvert Social Index Fund. On June 30, 2000, Calvert launched the Calvert Social Index Fund to provide investors a means of investing in the most comprehensive socially responsible equity index fund available. Earlier in the year, Calvert launched the Calvert Social Index (the "Index"), a new and unique tool for measuring the performance of stocks of companies which pass Calvert's social screens. This Index is the most broad based social index available. On September 15, 2000, the Index underwent its first annual reconstitution as our survey of the equity market swelled the ranks of the Index to include 637 companies.
The Calvert Social Index Fund is managed by World Asset Management. The portfolio management team at World Assets uses a pure replication based strategy to manage the Fund. Our goal is that the portfolio of the Fund mirrors the Index in every detail and that the performance of the Fund tracks very closely to that of the Index. As with any passive strategy, the Fund has to deal with the impact of expenses, commissions and the effect of holding cash. Our strategy for starting the Fund included a trading process that minimized transaction costs. To mitigate the effect of a growing cash balance as new investors have come in to the Fund, we have purchased index futures to allow for full participation in the equity market. Over the first three months of the Fund's existence, Calvert Social Index Fund returned -1.47% and Calvert Social Index returned -0.96%.
Equity markets have been quite volatile this year as technology stocks have given up their leadership role in the markets to energy, financial, healthcare and utility stocks. Technology is the largest sector exposure in the Fund and the Index and the overall performance of this sector in the quarter has been a drag on the performance of the Fund. Financials have boosted the Fund's performance as have investments in the Healthcare sector as investors have reallocated funds from technology to sectors with more favorable valuations and prospects.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Portfolio
Statistics
September  30,  2000

Ten  Largest  Stock  Holdings

                                                              % of Net Assets
Pfizer,  Inc.                                                            3.7%
Cisco  Systems,  Inc.                                                    3.7%
American  International  Group                                           2.5%
Intel  Corp.                                                             2.5%
Microsoft  Corp.                                                         2.4%
Merck  &  Co.,  Inc.                                                     2.3%
SBC  Communications,  Inc.                                               2.2%
EMC  Corp.                                                               2.1%
International  Business
     Machines  Corp.                                                     1.9%
Sun  Microsystems,  Inc.                                                 1.7%
     Total                                                              25.0%
Asset  Allocation

Stocks                                                                    93%
Cash  &  Cash  Equivalents                                                 7%
                                                                         100%

Portfolio  Statistics
September  30,  2000
Total  Returns

                                                               Class A Shares
Since  inception                                                      (4.15%)
(6/30/00)


                                                               Class B Shares
Since  inception                                                      (6.39%)
(6/30/00)

                                                               Class C Shares
Since  inception                                                      (2.58%)
(6/30/00)

                                                               Class I Shares
Since  inception                                                      (1.27%)
(6/30/00)

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. Past performance is no guarantee of future results.

Source:  Lipper  Analytical  Services,  Inc.

Report  of  Independent  Public  Accountants


To the Board of Trustees of Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Calvert Social Index Fund, (one of the portfolios comprising The Calvert Fund, hereafter referred to as the "Fund"), as of September 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from inception (June 30, 2000) through September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian, the broker, and application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Social Index Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period from inception (June 30, 2000) through September 30, 2000, in conformity with accounting principles generally accepted in the United States.

ARTHUR  ANDERSEN  LLP
Philadelphia,  Pennsylvania
November  15,  2000

Schedule  of  Investments
September  30,  2000

Equity  Securities  -  92.5%                 Shares                     Value
Advertising  Agencies  -  0.3%
Catalina  Marketing  Corp.*                     100                    $3,763
Lamar  Advertising  Co.*                        100                     3,787
Omnicom  Group,  Inc.                           500                    36,469
TMP  Worldwide,  Inc.*                          200                    16,100
True  North  Communications,  Inc.              100                     3,575
Valassis  Communications,  Inc.*                200                     4,450
                                                                       68,144


Air  Transportation  -  0.4%
Continental  Airlines,  Inc.*                   200                     9,088
Expeditors  International  Washington,  Inc.    200                     9,012
FedEx  Corp.*                                   900                    39,906
Southwest  Airlines  Co.                      1,300                    31,525
UAL  Corp.                                      200                     8,400
                                                                       97,931


Auto  Parts  -  After  Market  -  0.0%
Genuine  Parts  Co.                             500                     9,531



Auto  Trucks  &  Parts  -  0.1%
Gentex  Corp.*                                  200                     5,000
Paccar,  Inc.                                   200                     7,413
                                                                       12,413


Banks  -  New  York  City  -  1.3%
Bank  of  New  York  Co.,  Inc.               2,200                   123,338
Chase  Manhattan  Corp.                       3,900                   180,131
                                                                      303,469


Banks  -  Outside  New  York  City  -  6.5%
Amsouth  BanCorp.                             1,200                    15,000
Associated  Banc-Corp.                          200                     5,250
Bank  of  America  Corp.                      4,900                   256,638
Bank  One  Corp.                              3,500                   135,188
Banknorth  Group,  Inc.                         400                     7,150
BB&T  Corp.                                   1,200                    36,150
Centura  Banks,  Inc.                           100                     3,831
City  National  Corp.                           100                     3,863
Colonial  Bancgroup,  Inc.                      300                     3,112
Commerce  Bancshares,  Inc.                     200                     7,362
Compass  Bancshares,  Inc.                      400                     7,800
Cullen/Frost  Bankers,  Inc.                    100                     3,250
Fifth  Third  Bancorp                         1,350                    72,731

Equity  Securities  -  Cont'd                Shares                     Value
Banks  -  Outside  New  York  City  -  Cont'd
First  Security  Corp.                          500                    $8,156
First  Union  Corp.                           2,900                    93,344
First  Virginia  Banks,  Inc.                   100                     4,262
Firstar  Corp.                                2,900                    64,888
FirstMerit  Corp.                               300                     6,881
FleetBoston  Financial  Corp.                 2,700                   105,300
Hibernia  Corp.                                 500                     6,125
Huntington  Bancshares,  Inc.                   660                     9,694
KeyCorp                                       1,300                    32,906
Keystone  Financial,  Inc.                      100                     2,175
M&T  Bank  Corp.                                 20                    10,200
Marshall  &  Ilsley  Corp.                      300                    15,038
Mellon  Financial  Corp.                      1,500                    69,563
Mercantile  Bankshares  Corp.                   200                     7,259
National  City  Corp.                         1,600                    35,400
National  Commerce  Bancorp.                    745                    14,853
North  Fork  BanCorp.                           500                    10,812
Northern  Trust  Corp.                          600                    53,325
Old  Kent  Financial  Corp.                     400                    11,575
Old  National  Bancorp.                         200                     6,050
Pacific  Century  Financial  Corp.              200                     3,425
PNC  Financial  Services  Group,  Inc.          900                    58,500
Regions  Financial  Corp.                       700                    15,881
Silicon  Valley  Bancshares*                    100                     5,823
SouthTrust  Corp.                               500                    15,719
State  Street  Corp.                            500                    65,000
Summit  Bancorp.                                500                    17,250
SunTrust  Banks,  Inc.                          800                    39,850
Synovus  Financial  Corp.                       600                    12,713
Trustmark  Corp.                                200                     3,900
U.S.  Bancorp.                                2,200                    50,050
Union  Planters  Corp.                          400                    13,225
Valley  National  Bancorp.                      200                     5,462
Wachovia  Corp.                                 600                    34,013
Wilmington  Trust  Corp.                        100                     5,363
Zions  BanCorp.                                 200                    10,228
                                                                    1,481,533

Biotechnology  Research  &  Production  -  0.6%
Aurora  Biosciences  Corp.*                     100                     6,800
Biogen,  Inc.*                                  500                    30,500
Cephalon,  Inc.*                                100                     4,850
Chiron  Corp.*                                  300                    13,500
Icos  Corp.*                                    100                     5,412
Idec  Pharmaceuticals  Corp.*                   100                    17,536
Incyte  Genomics,  Inc.*                        200                     8,225
Millennium  Pharmaceuticals,  Inc.*             200                    29,213
PE  Corp.  -  Celera  Genomics  Group*          200                    19,925
Quintiles  Transnational  Corp.*                300                     4,781
                                                                      140,742

Equity  Securities  -  Cont'd                Shares                     Value
Building  Materials  -  0.1%
Masco  Corp.                                  1,400                   $26,075


Cable  Television  Services  -  0.1%
Echostar  Communications  Corp.*                300                    15,825

Chemicals  -  0.1%
Praxair,  Inc.                                  500                    18,687
Sigma-Aldrich                                   200                     6,600
                                                                       25,287

Commercial  Information  Services  -  1.7%
America  Online,  Inc.*                       6,900                   370,875
CMGI,  Inc.*                                    600                    16,762
VerticalNet,  Inc.*                             200                     7,025
                                                                      394,662

Communications  Technology  -  8.6%
3Com  Corp.*                                    700                    13,431
ADC  Telecommunications,  Inc.*               1,400                    37,647
Advanced  Fibre  Communications*                200                     7,575
Aspect  Communications  Corp.*                  100                     2,062
Brocade  Communications  System,  Inc.*         200                    47,200
Cabletron  Systems,  Inc.*                      300                     8,812
CIENA  Corp.*                                   600                    73,687
Cisco  Systems,  Inc.*                       15,000                   828,750
Clarent  Corp.*                                 100                     3,937
Commscope,  Inc.*                               100                     2,450
Copper  Mountain  Networks*                     100                     3,750
Covad  Communications  Group,  Inc.*            300                     4,012
Critical  Path,  Inc.*                          100                     6,075
CSG  Systems  International,  Inc.*             100                     2,900
Ditech  Communications  Corp.*                  100                     4,100
DMC  Stratex  Networks,  Inc.*                  100                     1,606
Echelon  Corp.*                                 100                     2,937
Entrust  Technologies,  Inc.*                   100                     2,762
Extreme  Networks*                              200                    22,900
Finisar  Corp.*                                 300                    14,512
Foundry  Networks,  Inc.*                       100                     6,694
Harmonic,  Inc.*                                100                     2,400
Inet  Technologies,  Inc.*                      100                     2,925
Infonet  Services  Corp.*                       500                     5,281
Inktomi  Corp.*                                 200                    22,800
JDS  Uniphase  Corp.*                         1,600                   151,500
Juniper  Networks,  Inc.*                       500                   109,469
Liberate  Technologies*                         100                     2,894
Lucent  Technologies,  Inc.                   7,100                   216,994
Metromedia  Fiber  Network,  Inc.*              700                    17,019
NCR  Corp.*                                     200                     7,563
Netro  Corp.*                                   100                     5,925
Network  Associates,  Inc.*                     300                     6,788
NorthPoint  Communications  Group,  Inc.*       200                     1,775
PSINet,  Inc.*                                  300                     2,888

Equity  Securities  -  Cont'd                Shares                     Value
Communications  Technology  -  Cont'd
QUALCOMM,  Inc.*                              1,600                  $114,000
Redback  Networks,  Inc.*                       300                    49,181
Remec,  Inc.*                                   100                     2,944
Scient  Corp.*                                  100                     2,094
Scientific-Atlanta,  Inc.                       300                    19,088
Software.Com,  Inc.*                            100                    18,144
Sycamore  Networks,  Inc.*                      300                    32,400
Tekelec*                                        100                     3,288
Tellabs,  Inc.*                                 800                    38,200
Tibco  Software,  Inc.*                         100                     8,444
USinternetworking,  Inc.*                       200                     1,334
                                                                    1,943,137

Computer  Services,  Software  &  Systems  -  8.2%
Acxiom  Corp.*                                  200                     6,350
Adobe  Systems,  Inc.                           300                    46,575
Agile  Software  Corp.  *                       100                     8,994
Akamai  Technologies,  Inc.*                    100                     5,252
Allaire  Corp.*                                 100                       850
Amdocs,  Ltd.*                                  200                    12,475
American  Management  Systems,  Inc.*           100                     1,719
Ariba,  Inc.*                                   400                    57,306
Art  Technology  Group,  Inc.*                  100                     9,475
Autodesk,  Inc.                                 100                     2,537
BEA  Systems,  Inc.*                            800                    62,300
BMC  Software,  Inc.*                           500                     9,563
BroadVision,  Inc.*                             400                    10,275
Cadence  Design  Systems,  Inc.*                500                    12,844
Ceridian  Corp.*                                300                     8,419
Citrix  Systems,  Inc.*                         400                     8,025
Computer  Associates  International,  Inc.    1,000                    25,188
Compuware  Corp.*                               800                     6,700
Digital  Island*                                100                     1,875
Electronics  for  Imaging*                      100                     2,525
Gartner  Group,  Inc.*                          200                     2,325
I2  Technologies,  Inc.*                        200                    37,412
Informix  Corp.*                                600                     2,475
Internet  Security  Systems*                    100                     7,513
Intuit,  Inc.*                                  400                    22,800
IXL  Enterprises,  Inc.*                        200                       875
J.D.  Edwards  &  Co.*                          100                     2,587
Kana  Communications,  Inc.*                    200                     4,450
Keane,  Inc.*                                   100                     1,740
Legato  Systems,  Inc.*                         200                     2,687
Macromedia,  Inc.*                              100                     8,081
Macrovision  Corp.*                             100                     8,100
Mercator  Software,  Inc.*                      100                     1,656
Mercury  Interactive  Corp.*                    200                    31,350
Micromuse,  Inc.*                               100                    20,094
Microsoft  Corp.*                             9,000                   542,813
MicroStrategy,  Inc.*                           100                     2,731
National  Instruments  Corp.*                   100                     4,412
New  Era  of  Networks,  Inc.*                  100                     2,433

Equity  Securities  -  Cont'd                Shares                     Value
Computer  Services,  Software  &  Systems  -  Cont'd
Novell,  Inc.*                                  700                    $6,956
Oracle  Corp.*                                4,600                   362,250
Parametric  Technology  Corp.*                  600                     6,562
Peoplesoft,  Inc.*                              500                    13,969
Peregrine  Systems,  Inc.*                      300                     5,681
Phone.com,  Inc.*                               200                    22,725
Proxicom,  Inc.*                                100                     1,950
Puma  Technology,  Inc.*                        100                     2,031
Qlogic  Corp.*                                  200                    17,600
Quest  Software,  Inc.*                         100                     6,211
Rational  Software  Corp.*                      400                    27,750
RealNetworks,  Inc.*                            200                     7,950
Red  Hat,  Inc.*                                300                     5,119
Remedy  Corp.*                                  100                     1,887
Reynolds  &  Reynolds  Co.                      200                     3,975
Sabre  Holdings  Corp.                          300                     8,681
Sapient  Corp.*                                 200                     8,138
Sema  Group,  plc                               130                     4,174
Siebel  Systems,  Inc.*                         800                    89,050
Sybase,  Inc.*                                  200                     4,600
Symantec  Corp.*                                100                     4,400
VeriSign,  Inc.*                                400                    81,025
Veritas  Software  Corp.*                       900                   127,800
Viant  Corp.*                                   100                       588
Vignette  Corp.*                                500                    14,938
Vitria  Technology,  Inc.*                      200                     9,325
Wind  River  Systems*                           100                     4,794
                                                                    1,855,910

Computer  Technology  -  8.8%
Adaptec,  Inc.*                                 200                     4,000
Apple  Computer,  Inc.*                         700                    18,025
Compaq  Computer  Corp.                       3,600                    99,288
Dell  Computer  Corp.*                        4,900                   150,981
Electronic  Data  Systems  Corp.                900                    37,350
EMC  Corp.*                                   4,700                   465,888
Emulex  Corp.*                                  100                    12,250
Gateway,  Inc.*                                 400                    18,700
Hewlett-Packard  Co.                          1,800                   174,600
Ingram  Micro,  Inc.*                           300                     4,125
International  Business  Machines  Corp.      3,800                   427,500
Network  Appliance,  Inc.*                      600                    76,425
Nvidia  Corp.*                                  100                     8,188
Palm,  Inc.*                                  1,186                    62,784
Quantum Corp.- DLT & Storage Systems Group*     300                     4,519
RSA  Security,  Inc.*                           100                     4,312
S3,  Inc.*                                      200                     2,063
Safeguard  Scientifics,  Inc.*                  300                     5,981
Sandisk  Corp.*                                 100                     6,675
Silicon  Graphics,  Inc.*                       400                     1,650
Storage  Technology  Corp.*                     200                     2,712
Sun  Microsystems,  Inc.*                     3,400                   396,950
Synopsys,  Inc.*                                200                     7,575

Equity  Securities  -  Cont'd                Shares                     Value
Computer  Technology  -  Cont'd
Xircom,  Inc.*                                  100                    $2,525
Zebra  Technologies  Corp.*                     100                     4,806
                                                                    1,999,872

Consumer  Electronics  -  1.0%
CNET  Networks,  Inc.*                          200                     4,872
DoubleClick,  Inc.*                             400                    12,800
Earthlink,  Inc.*                               400                     3,650
Electronic  Arts,  Inc.*                        400                    19,750
Exodus  Communications,  Inc.*                1,200                    59,250
Infospace,  Inc.*                               400                    12,100
Internap  Network  Services  Corp.*             300                     9,694
Lycos,  Inc.*                                   300                    20,630
Yahoo,  Inc.*                                 1,000                    91,000
                                                                      233,746

Consumer  Products  -  0.5%
American  Greetings                             200                     3,500
Blyth,  Inc.                                    100                     2,344
Gillette  Co.                                 2,900                    89,538
Snap-On,  Inc.                                  200                     4,712
Tupperware  Corp.                               200                     3,600
                                                                      103,694

Containers  &  Packaging  -  Paper  &  Plastic  -  0.1%
Sealed  Air  Corp.*                             300                    13,575

Cosmetics  -  0.2%
Avon  Products,  Inc.                           700                    28,612
Estee  Lauder  Co.'s,  Inc.                     200                     7,325
                                                                       35,937

Diversified  Financial  Services  -  2.1%
American  Express  Co.                        3,500                   212,625
American  General  Corp.                        800                    62,400
AXA  Financial,  Inc.                         1,300                    66,219
Bisys  Group,  Inc.*                            100                     7,731
Marsh  &  McLennan  Co.'s                       800                   106,200
Paine  Webber  Group,  Inc.                     300                    20,438
                                                                      475,613

Diversified  Production  -  0.2%
Danaher  Corp.                                  300                    14,925
Dover  Corp.                                    600                    28,163
Pentair,  Inc.                                  100                     2,675
                                                                       45,763

Drug  &  Grocery  Store  Chains  -  12.0%
Abgenix,  Inc.*                                 200                    16,162
Alkermes,  Inc.*                                200                     7,725
Allergan,  Inc.                                 400                    33,775
Alza  Corp.*                                    300                    25,950
Amerisource  Health  Corp.*                     200                     9,400

Equity  Securities  -  Cont'd                Shares                     Value
Drug  &  Grocery  Store  Chains  -  Cont'd
Amgen,  Inc.*                                 3,100                  $216,467
Cardinal  Health,  Inc.                         800                    70,550
COR  Therapeutics,  Inc.*                       100                     6,231
CVS  Corp.                                    1,200                    55,575
Forest  Laboratories,  Inc.*                    300                    34,406
Genzyme  General  Corp.*                        200                    13,638
Gilead  Sciences,  Inc.*                        100                    10,969
ImClone  Systems*                               100                    11,706
Inhale  Therapeutic  Systems,  Inc.*            100                     5,637
IVAX  Corp.*                                    400                    18,400
Johnson  &  Johnson                           3,900                   366,356
Medarex,  Inc.*                                 100                    11,731
Medicis  Pharmaceutical*                        100                     6,150
Medimmune,  Inc.*                               600                    46,350
Merck  &  Co.,  Inc.                          6,900                   513,619
Mylan  Laboratories,  Inc.                      400                    10,775
Pfizer,  Inc.                                18,800                   844,825
Protein  Design  Labs,  Inc.*                   100                    12,050
Schering-Plough  Corp.                        4,400                   204,600
Sepracor,  Inc.*                                200                    24,538
Supervalu,  Inc.                                400                     6,025
Vertex  Pharmaceuticals,  Inc.*                 200                    16,900
Walgreen  Co.                                 3,000                   113,813
                                                                    2,714,323

Education  Services  -  0.1%
Apollo  Group,  Inc.*                           200                     7,975
DeVry,  Inc.*                                   200                     7,525
                                                                       15,500

Electronic  Equipment  &  Components  -  0.2%
CTS  Corp.                                      100                     5,063
Molex,  Inc.                                    400                    17,875
RF  Micro  Devices,  Inc.*                      500                    15,687
                                                                       38,625

Electrical  -  Household  Appliances  -  0.1%
Maytag  Corp.                                   200                     6,213
Whirlpool  Corp.                                200                     7,775
                                                                       13,988

Electronics  -  0.2%
AVX  Corp.                                      100                     2,606
Kopin  Corp.*                                   100                     1,800
MRV  Communications,  Inc.*                     100                     4,531
Sanmina  Corp.*                                 300                    28,088
Semtech  Corp.*                                 200                     8,625
Vishay  Intertechnology,  Inc.*                 300                     9,225
                                                                       54,875

Equity  Securities  -  Cont'd                Shares                     Value
Electronics  -  Medical  Systems  -  7.5%
Advanced  Micro  Devices,  Inc.*                600                   $14,175
Affymetrix,  Inc.*                              100                     4,988
Alpha  Industries*                              100                     3,406
Altera  Corp.*                                  800                    38,200
Amkor  Technology,  Inc.*                       200                     5,225
Applied  Micro  Circuits  Corp.*                300                    62,119
Arrow  Electronics,  Inc.*                      200                     6,813
Atmel  Corp.*                                   900                    13,669
Avnet,  Inc.                                    200                     5,675
Broadcom  Corp.*                                300                    73,125
Conexant  Systems,  Inc.*                       500                    20,937
Cree,  Inc.*                                    100                    11,625
Dallas  Semiconductor  Corp.                    100                     3,287
Fairchild Semiconductor International, Inc.*    200                     5,625
Globespan,  Inc.*                               100                    12,200
Integrated  Device  Technology,  Inc.*          200                    18,100
Intel  Corp.                                 13,500                   561,094
Jabil  Circuit,  Inc.*                          300                    17,025
Lattice  Semiconductor  Corp.*                  100                     5,375
Linear  Technology  Corp.                       700                    45,325
LSI  Logic  Corp.*                              700                    20,475
Maxim  Integrated  Products,  Inc.*             600                    48,262
Medtronic,  Inc.                              3,600                   186,525
Micrel,  Inc.*                                  200                    13,400
Micron  Technology,  Inc.*                      900                    41,400
MMC  Networks,  Inc.*                           100                    12,650
PMC  -  Sierra,  Inc.*                          300                    64,575
Rambus,  Inc.*                                  200                    15,787
Sawtek,  Inc.*                                  100                     3,852
SDL,  Inc.*                                     200                    61,862
Silicon  Storage  Technology,  Inc.*            200                     5,437
Texas  Instruments,  Inc.                     3,700                   174,594
Transwitch  Corp.*                              200                    12,750
Triquint  Semiconductor,  Inc.*                 200                     7,287
Visx,  Inc.*                                    200                     5,388
Vitesse  Semiconductor  Corp.*                  400                    35,575
Xilinx,  Inc.*                                  700                    59,938
                                                                    1,697,745

Electronics  -  Technology  -  0.4%
Coherent,  Inc.*                                100                     6,800
Sensormatic  Electronics  Corp.*                200                     3,000
Solectron  Corp.*                             1,300                    59,963
Symbol  Technologies,  Inc.                     300                    10,781
                                                                       80,544

Energy  Miscellaneous  -  0.5%
AES  Corp.*                                   1,100                    75,350
Calpine  Corp.*                                 400                    41,750
                                                                      117,100

Equity  Securities  -  Cont'd                Shares                     Value
Entertainment  -  1.2%
Pixar,  Inc.*                                   100                    $3,212
Time  Warner,  Inc.                           3,300                   258,225
                                                                      261,437

Finance  Companies  -  0.2%
Capital  One  Financial  Corp.                  600                    42,037

Finance  -  Small  Loan  -  0.1%
AmeriCredit  Corp.*                             200                     5,762
USA  Education,  Inc.                           500                    24,094
                                                                       29,856

Financial  Information  Services  -  0.1%
Dow  Jones  &  Co.,  Inc.                       100                     6,050
Dun  &  Bradstreet  Corp.                       400                    13,775
Homestore.com,  Inc.*                           200                     9,350
                                                                       29,175

Financial  Miscellaneous  -  2.5%
AMBAC  Financial  Group,  Inc.                  200                    14,650
Federal  Home  Loan  Mortgage  Corp.          2,100                   113,531
Federal  National  Mortgage  Association      3,100                   221,650
Fidelity  National  Financial,  Inc.            200                     4,950
H  &  R  Block,  Inc.                           300                    11,119
MBIA,  Inc.                                     300                    21,338
MBNA  Corp.                                   2,200                    84,700
Metris  Co.'s,  Inc.                            200                     7,900
MGIC  Investment  Corp.                         300                    18,338
Nationwide  Financial  Services                 100                     3,737
Providian  Financial  Corp.                     400                    50,800
Radian  Group,  Inc.                            100                     6,750
                                                                      559,463

Financial  Data  Processing  Services  -  1.5%
Affiliated  Computer  Services,  Inc.*          100                     4,988
Automatic  Data  Processing                   1,900                   127,063
Checkfree  Corp.*                               100                     4,189
Concord  EFS,  Inc.*                            600                    21,309
Deluxe  Corp.                                   200                     4,062
DST  Systems,  Inc.*                            100                    11,750
First  Data  Corp.                            1,200                    46,875
Fiserv,  Inc.*                                  400                    23,950
Nova  Corp.*                                    200                     3,425
Paychex,  Inc.                                1,000                    52,500
Portal  Software,  Inc.*                        300                    12,000
Sungard  Data  Systems,  Inc.*                  400                    17,125
                                                                      329,236

Foods  -  1.3%
Bestfoods                                       800                    58,200
General  Mills,  Inc.                           900                    31,950
H.J.  Heinz  Co.                              1,000                    37,063
Hershey  Foods  Corp.                           300                    16,238

Equity  Securities  -  Cont'd                Shares                     Value
Foods  -  Cont'd
Kellogg  Co.                                    700                   $16,931
McCormick  &  Co.                               200                     5,950
Quaker  Oats  Co.                               400                    31,650
Ralston  Purina  Co.                            900                    21,319
Sysco  Corp.                                  1,000                    46,312
Tootsie  Roll  Industries,  Inc.                100                     3,925
Wm.  Wrigley  Jr.  Co.                          200                    14,975
                                                                      284,513

Health  &  Personal  Care  -  0.2%
Express  Scripts,  Inc.*                        100                     7,225
Lincare  Holdings,  Inc.*                       200                     5,738
McKesson  HBOC,  Inc.                           700                    21,394
Omnicare,  Inc.                                 300                     4,837
                                                                       39,194

Health  Care  Facilities  -  0.1%
Health  Management  Associates,  Inc.*          700                    14,569
Healthsouth  Corp.*                           1,200                     9,750
                                                                       24,319

Health  Care  Management  Services  -  0.4%
Caremark  Rx,  Inc.*                            600                     6,750
First  Health  Group  Corp.*                    100                     3,225
Foundation  Health  Systems*                    400                     6,650
IMS  Health,  Inc.                              900                    18,675
Oxford  Health  Plans*                          200                     6,147
Trigon  Healthcare,  Inc.*                      100                     5,256
Universal  Health  Services*                    100                     8,563
WebMD  Corp.*                                   900                    13,725
Wellpoint  Health  Networks*                    200                    19,200
                                                                       88,191

Hotel  &  Motel  -  0.0%
Xcelera.com,  Inc.*                             100                     1,900

Household  Equipment  &  Products  -  0.1%
Black  &  Decker  Corp.                         200                     6,837
Stanley  Works                                  300                     6,919
Newell  Rubbermaid,  Inc.                       800                    18,250
                                                                       32,006

Identified  Control  &  Filter  Devices  -  0.3%
American  Power  Conversion*                    500                     9,594
C&D  Technologies,  Inc.                        100                     5,675
Hubbell,  Inc.                                  200                     5,012
Parker  Hannifin  Corp.                         400                    13,500
Waters  Corp.*                                  400                    35,600
                                                                       69,381

Insurance  -  Life  -  0.1%
Jefferson-Pilot  Corp.                          300                    20,362

Equity  Securities  -  Cont'd                Shares                     Value
Insurance  -  Multi-Line  -  3.8%
Aflac,  Inc.                                    800                   $51,250
Allmerica  Financial  Corp.                     200                    12,788
American  International  Group                5,950                   569,341
American  National  Insurance  Co.              100                     6,387
AON  Corp.                                      700                    27,475
Arthur  J.  Gallagher  &  Co.                   100                     5,912
Cigna  Corp.                                    500                    52,200
Cincinnati  Financial  Corp.                    400                    14,200
Hartford  Financial  Services,  Inc.            600                    43,763
Lincoln  National  Corp.                        500                    24,062
Protective  Life  Corp.                         200                     5,975
Safeco  Corp.                                   400                    10,900
Torchmark  Corp.                                400                    11,125
Unitrin,  Inc.                                  100                     3,169
UnumProvident  Corp.                            600                    16,350
                                                                      854,897

Insurance  -  Property  &  Casualty  -  0.5%
21st  Century  Insurance  Group                 200                     3,388
Chubb  Corp.                                    500                    39,562
Erie  Indemnity  Co.                            100                     2,937
Everest  Re  Group,  Ltd.                       100                     4,950
Mercury  General  Corp.                         100                     2,831
PMI  Group,  Inc.                               100                     6,775
Progressive  Corp.                              200                    16,375
St. Paul Co.'s                                  600                    29,588
                                                                      106,406

Investment  Management  Companies  -  0.3%
Eaton  Vance  Corp.                             100                     5,100
Federated  Investors,  Inc.                     300                     7,425
SEI  Investments  Co.                           100                     7,075
Stilwell  Financial,  Inc.*                     700                    30,450
T.  Rowe  Price  Associates                     400                    18,775
Waddell  &  Reed  Financial,  Inc.              100                     3,100
                                                                       71,925

Leisure  Time  -  0.0%
Callaway  Golf  Co.                             200                     3,075

Machinery  -  Agricultural  -  0.1%
Deere  &  Co.                                   700                    23,275

Machinery  -  Engines  -  0.0%
Cummins  Engine                                 100                     2,994

Machinery  -  Oil  Well  Equipment  &  Services  -  0.2%
Cooper  Cameron  Corp.*                         200                    14,738
Smith  International,  Inc.*                    200                    16,313
Varco  International,  Inc.*                    200                     4,162
                                                                       35,213

Equity  Securities  -  Cont'd                Shares                     Value
Manufactured  Housing  -  0.0%
Clayton  Homes,  Inc.                           400                    $4,000

Medical  &  Dental  Instruments  &  Supplies  -  0.8%
Beckman  Coulter,  Inc.                         100                     7,713
Becton  Dickinson  &  Co.                       800                    21,150
Biomet,  Inc.                                   450                    15,750
Boston  Scientific  Corp.*                      600                     9,863
Cytyc  Corp.*                                   100                     4,312
Dentsply  International,  Inc.                  100                     3,494
Enzon,  Inc.*                                   100                     6,600
Guidant  Corp.*                                 900                    63,619
Minimed,  Inc.*                                 100                     8,937
Patterson  Dental  Co.*                         200                     4,500
St.  Jude  Medical,  Inc.*                      200                    10,200
Stryker  Corp.                                  400                    17,175
Sybron  International  Corp.*                   300                     7,200
Techne  Corp.*                                  100                    11,200
                                                                      191,713

Metal  Fabricating  -  0.0%
Grant  Prideco,  Inc.*                          300                     6,581

Miscellaneous  Business  &  Consumer  Discretionary  -  0.1%
E.W.  Scripps  Co.                              200                    10,800


Miscellaneous  Equipment  -  0.0%
W.W.  Grainger,  Inc.                           200                     5,263

Multi-Sector  Companies  -  0.2%
Carlisle  Co.'s,  Inc.                          100                     4,150
Illinois  Tool  Works                           900                    50,287
                                                                       54,437

Office  Furniture  &  Business  Equipment  -  0.4%
Diebold,  Inc.                                  200                     5,313
Herman  Miller,  Inc.                           200                     6,413
HON  Industries                                 100                     2,462
Lexmark  International,  Inc.*                  400                    15,000
Pitney  Bowes,  Inc.                            800                    31,550
Xerox  Corp.                                  2,000                    30,125
                                                                       90,863

Office  Supplies  -  0.1%
Avery  Dennison  Corp.                          300                    13,912

Oil  -  Crude  Producers  -  0.1%
EOG  Resources,  Inc.                           300                    11,663
Louis  Dreyfus  Natural  Gas*                   100                     3,962
                                                                       15,625

Equity  Securities  -  Cont'd                Shares                     Value
Production  Technology  Equipment  -  1.3%
Agilent  Technologies,  Inc.*                 1,200                   $58,725
Applied  Materials,  Inc.*                    2,400                   142,350
Cognex  Corp.*                                  100                     3,944
Credence  Systems  Corp.*                       100                     3,000
Cymer,  Inc.*                                   100                     3,069
Kla-Tencor  Corp.*                              600                    24,712
Kulicke  &  Soffa  Industries,  Inc.*           100                     1,331
Lam  Research  Corp.*                           400                     8,375
LTX  Corp.*                                     100                     1,894
Novellus  Systems,  Inc.*                       400                    18,625
PRI  Automation,  Inc.*                         100                     1,825
Teradyne,  Inc.*                                500                    17,500
                                                                      285,350

Publishing  -  Miscellaneous  -  0.3%
Houghton  Mifflin  Co.                          100                     3,925
John  Wiley  &  Sons,  Inc.                     100                     2,294
McGraw-Hill  Co.'s,  Inc.                       600                    38,138
Meredith  Corp.                                 100                     2,950
Primedia,  Inc.*                                500                     8,187
R.R.  Donnelley  &  Sons  Co.                   300                     7,369
Ziff-Davis,  Inc.                               100                       812
                                                                       63,675

Publishing  -  Newspapers  -  0.2%
A.H.  Belo  Corp.                               300                     5,531
Hollinger  International,  Inc.                 200                     3,350
Media  General,  Inc.                           100                     4,300
New  York  Times  Co.                           400                    15,725
Washington  Post                                 30                    15,836
                                                                       44,742

Radio  &  Television  Broadcasters  -  0.2%
Citadel  Communications  Corp.*                 100                     1,700
COX  Radio,  Inc.*                              100                     1,744
Entercom  Communications  Corp.*                100                     2,994
Hispanic  Broadcasting  Corp.*                  200                     5,575
Pegasus  Communications  Corp.*                 100                     4,831
Sirius  Satellite  Radio,  Inc.*                100                     5,287
Univision  Communications,  Inc.*               400                    14,950
USA  Networks,  Inc.*                           500                    10,969
                                                                       48,050

Real  Estate  -  0.0%
Catellus  Development  Corp.*                   300                     5,250

Recreational  Vehicles  &  Boats  -  0.2%
Harley-Davidson,  Inc.                          900                    43,087

Rental  &  Leasing  Services  -  Commercial  -  0.0%
Comdisco,  Inc.                                 400                     7,625
United  Rentals,  Inc.*                         100                     2,412
                                                                       10,037

Equity  Securities  -  Cont'd                Shares                     Value
Restaurants  -  0.2%
Brinker  International,  Inc.*                  200                    $6,025
Darden  Restaurants,  Inc.                      400                     8,325
Outback  Steakhouse,  Inc.*                     200                     5,425
Starbucks  Corp.*                               600                    24,037
                                                                       43,812

Retail  -  3.7%
Amazon.com,  Inc.*                              700                    26,906
Barnes  &  Noble,  Inc.*                        100                     1,969
Bed  Bath  &  Beyond,  Inc.*                    800                    19,513
Best  Buy  Co.,  Inc.*                          600                    38,175
BJ's  Wholesale  Club,  Inc.*                   200                     6,825
Borders  Group,  Inc.*                          200                     2,788
CDW  Computer  Centers,  Inc.*                  300                    20,700
Costco  Wholesale  Corp.*                     1,300                    45,419
Dollar  General  Corp.                          800                    13,400
Dollar  Tree  Stores,  Inc.*                    200                     8,112
Family  Dollar  Stores,  Inc.                   500                     9,625
Fastenal  Co.                                   100                     5,763
Gap,  Inc.                                    1,700                    34,213
Harcourt  General,  Inc.                        200                    11,800
Home  Depot,  Inc.                            6,900                   366,131
Insight  Enterprises,  Inc.*                    150                     4,087
Kohls  Corp.*                                   800                    46,150
Lowe's  Co.'s                                 1,100                    49,362
Nordstrom,  Inc.                                300                     4,669
Office  Depot,  Inc.*                           900                     7,031
J.C.  Penney  Co,  Inc.                         600                     7,087
Priceline.com,  Inc.*                           200                     2,375
Ross  Stores,  Inc.                             200                     2,875
Staples,  Inc.*                               1,400                    19,862
Target  Corp.                                 2,700                    69,188
Ticketmaster  Online  -  CitySearch,  Inc.*     100                     1,694
Williams-Sonoma,  Inc.*                         100                     3,475
                                                                      829,194

Savings  &  Loans  -  0.5%
Astoria  Financial  Corp.                       200                     7,725
Golden  State  Bancorp,  Inc.                   200                     4,725
Golden  West  Financial  Corp.                  400                    21,450
Greenpoint  Financial  Corp.                    300                     8,888
Peoples  Bank  Bridgeport                       100                     2,106
Sovereign  Bancorp,  Inc.                       700                     6,475
TCF  Financial  Corp.                           200                     7,525
Washington  Mutual,  Inc.                     1,600                    63,700
                                                                      122,594

Scientific  Equipment  &  Supplies  -  0.2%
PE  Biosystems  Group                           400                    46,600

Equity  Securities  -  Cont'd                Shares                     Value
Securities  Brokers  &  Services  -  0.8%
A.G.  Edwards,  Inc.                            200                   $10,463
Ameritrade  Holding  Corp.*                     300                     5,325
Charles  Schwab  Corp.                        3,200                   113,600
E*trade  Group,  Inc.*                          700                    11,506
Franklin  Resources,  Inc.                      500                    22,215
Knight  Trading  Group,  Inc.*                  400                    14,400
Legg  Mason,  Inc.                              200                    11,625
                                                                      189,134

Services  -  Commercial  -  0.6%
ACNielsen  Corp.*                               200                     4,762
Commerce  One,  Inc.*                           500                    39,250
Convergys  Corp.*                               400                    15,550
Diamond  Technology  Partners,  Inc.*           100                     7,425
eBay,  Inc.*                                    400                    27,475
Galileo  International,  Inc.                   200                     3,100
Getty  Images,  Inc.*                           100                     3,044
Internet  Capital  Group,  Inc.*                600                    10,463
Manpower,  Inc.                                 200                     6,387
Robert  Half  International,  Inc.*             500                    17,344
Teletech  Holdings,  Inc.*                      100                     2,475
Viad  Corp.                                     300                     7,969
                                                                      145,244

Soaps  &  Household  Chemicals  -  0.3%
Colgate  -  Palmolive  Co.                    1,600                    75,520
Dial  Corp.                                     300                     3,487
                                                                       79,007

Steel  -  0.0%
Harsco  Corp.                                   100                     2,206

Telecommunications  Equipment  -  0.3%
American  Tower  Corp.*                         500                    18,844
Andrew  Corp.*                                  200                     5,238
Antec  Corp.*                                   100                     2,950
Crown  Castle  International  Corp.*            500                    15,531
Efficient  Networks,  Inc.*                     100                     3,731
Mastec,  Inc.*                                  100                     3,125
Polycom,  Inc.*                                 200                    13,394
Powerwave  Technologies,  Inc.*                 200                     7,594
Terayon  Corp.*                                 200                     6,787
                                                                       77,194

Textiles  and  Apparel  Manufacturers  -  0.0%
Liz  Claiborne,  Inc.                           100                     3,850

Truckers  -  0.0%
CNF  Transportation,  Inc.                      100                     2,225

Equity  Securities  -  Cont'd                Shares                     Value
Utilities  -  Cable  Television  &  Radio  -  0.7%
Adelphia  Communications*                       100                    $2,756
Cablevision  Systems  Corp.*                    200                    13,263
Comcast  Corp.*                               2,600                   106,437
COX  Communications,  Inc.*                     600                    22,950
UnitedGlobalCom,  Inc.*                         200                     6,000
                                                                      151,406

Utilities  -  Electrical  -  0.1%
IDACORP,  Inc.                                  100                     4,625
LG&E  Energy  Corp.                             400                     9,775
OGE  Energy  Corp.                              200                     4,263
Puget  Sound  Energy,  Inc.                     300                     7,612
                                                                       26,275

Utilities  -  Gas  Distribution  -  0.2%
Eastern  Enterprises                            100                     6,381
KeySpan  Corp.                                  400                    16,050
Kinder  Morgan,  Inc.                           300                    12,281
MCN  Energy  Group,  Inc.                       300                     7,688
Nicor,  Inc.                                    100                     3,619
Questar  Corp.                                  200                     5,562
                                                                       51,581

Utilities  -  Gas  Pipelines  -  0.3%
Columbia  Energy  Group                         200                    14,200
El  Paso  Energy  Corp.                         700                    43,138
Equitable  Resources,  Inc.                     100                     6,337
          63,675

Utilities  -  Telecommunications  -  5.8%
Adelphia  Business  Solutions,  Inc.*           100                     1,181
Allegiance  Telecom,  Inc.*                     300                    11,175
Alltel  Corp.                                   900                    46,969
Bellsouth  Corp.                              5,600                   225,400
Broadwing,  Inc.*                               600                    15,338
Centennial  Communications  Corp.*              300                     6,600
CenturyTel,  Inc.                               400                    10,900
Citizens  Communications  Co.*                  800                    10,750
Focal  Communications  Corp.*                   200                     3,088
Global  Telesystems,  Inc.*                     600                     2,737
Intermedia  Communications*                     200                     5,900
McLeodUSA,  Inc.*                             1,000                    14,312
Mpower  Communications  Corp.*                  100                       872
Nextel  Communications,  Inc.*                1,900                    88,825
Nextlink  Communications,  Inc.*                900                    31,669
NTL,  Inc.*                                     500                    23,156
Powertel,  Inc.*                                100                     7,606
Qwest  Communications  International*         4,100                   197,056
RCN  Corp.*                                     200                     4,150
SBC  Communications,  Inc.                   10,200                   510,000
TeleCorp  PCS,  Inc.*                           200                     3,800
Telephone  &  Data  Systems,  Inc.              200                    22,140
Teligent,  Inc.*                                100                     1,300

Equity  Securities  -  Cont'd                Shares                     Value
Utilities  -  Telecommunications  -  Cont'd
US  Cellular  Corp.*                            100                    $7,000
VoiceStream  Wireless  Corp.*                   400                    46,425
Western  Wireless  Corp.*                       200                     7,125
WinStar  Communications,  Inc.*                 300                     4,650
          1,310,124

Utilities  -  Water  -  0.0%
American  Water  Works  Co.,  Inc.              300                     8,269

Wholesalers  -  0.0%
Tech  Data  Corp.*                              200                     8,550

Other  -  0.0%
Stora  Enso  Oyj*                               503                     4,150

          Total  Equity  Securities  (Cost $21,138,386)            20,982,889

U.  S.  Treasury  Obligations  -  0.4%     Par  Value
U.S.  Treasury  Bill,  6.185%,  5/31/01    $100,000                    96,047

          Total  U.S.  Treasury  Obligations (Cost $96,047)            96,047


          TOTAL  INVESTMENTS  (Cost  $21,234,433)  -  92.9%        21,078,936
               Other  assets and liabilities, net - 7.1%            1,614,488
               Net  Assets  -  100%                               $22,693,424


                                     Underlying      Unrealized
                # of Expiration Face Amount Appreciation Initial Futures Contracts Date at Value (Depreciation) Margin
Purchased:
  S&P  500          4         12/00   $1,456,200         ($28,651)   $75,000^










*  Non-income  producing.
^  Futures  collateralized  by  100,000  units  of  U.S.  Treasury  Bills

See  notes  to  financial  statements.

Statement  of  Assets  and  Liabilities
September  30,  2000

Assets
Investments in securities, at value - see accompanying schedule   $21,078,936
Cash                                                                1,528,241
Receivable  for  securities  sold                                      10,007
Interest  and  dividends  receivable                                   11,154
Receivable  for  shares  sold                                          85,384
Other  assets                                                          39,058
     Total  assets                                                 22,752,780

Liabilities
Payable  for  securities  purchased                                       900
Payable  for  shares  redeemed                                         18,000
Payable  to  Calvert  Administrative  Services  Company                 2,039
Payable  to  Calvert  Shareholder  Services,  Inc.                        328
Payable  to  Calvert  Distributors,  Inc.                                 626
Accrued  expenses  and  other  liabilities                             37,463
     Total  liabilities                                                59,356
          Net  Assets                                             $22,693,424

Net  Assets  Consist  of:
Paid-in  capital  applicable  to  the  following  shares  of  common  stock, with 250,000,000 shares of $0.01 par value share authorized for Class A, Class B, Class C and Class I combined:
          Class  A:  167,659  shares  outstanding                  $2,532,656
          Class  B:  16,089  shares  outstanding                      241,517
          Class  C:  15,456  shares  outstanding                      232,918
          Class  I:  1,333,400  shares  outstanding                20,001,000
Undistributed  net  investment  income                                 39,438
Accumulated  net  realized  gain  (loss)  on  investments           (169,957)
Net  unrealized  appreciation  (depreciation)  on investments       (184,148)

     Net  Assets                                                  $22,693,424

Net  Asset  Value  per  Share
Class  A:  (based  on  net  assets  of  $2,477,795)                    $14.78
Class  B:  (based  on  net  assets  of  $237,655)                      $14.77
Class  C:  (based  on  net  assets  of  $228,089)                      $14.76
Class  I:  (based  on  net  assets  of  $19,749,885)                   $14.81

See  notes  to  financial  statements.

Statement  of  Operations
From  Inception  June  30,  2000  Through  September  30,  2000

Net  Investment  Income
Investment  Income:
     Dividend  income                                                 $40,146
     Interest  income                                                  21,259
          Total  investment  income                                    61,405

Expenses:
     Investment  advisory  fee                                         12,251
     Transfer  agency  fees  and  expenses                              2,651
     Distribution  Plan  expenses:
          Class  A                                                        629
          Class  B                                                        190
          Class  C                                                        250
     Directors'  fees  and  expenses                                    6,762
     Administrative  fees                                               5,815
     Custodian  fees                                                   18,508
     Registration  fees                                                12,578
     Reports  to  shareholders                                          5,393
     Professional  fees                                                10,634
     Miscellaneous                                                        377
          Total  expenses                                              76,038
          Reimbursement  from  Advisor:
               Class  A                                               (4,856)
               Class  B                                               (2,607)
               Class  C                                               (2,582)
               Class  I                                              (30,592)
          Fees  paid  indirectly                                     (13,434)
               Net  expenses                                           21,967

               Net  Investment  Income  (Loss)                         39,438

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)  on:
     Investments                                                    (140,767)
     Futures                                                         (29,190)
                                                                    (169,957)

Change  in  unrealized  appreciation  or  (depreciation)  on:
     Investments                                                    (155,497)
     Futures                                                         (28,651)
                                                                    (184,148)

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                         (354,105)

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                    ($314,667)


See  notes  to  financial  statements.

Statement  of  Changes  in  Net  Assets

                                                              From Inception,
                                                                June 30, 2000
                                                                   Through
                                                                September 30,
Increase  (Decrease)  in  Net  Assets                               2000
Operations:
     Net  investment  income                                          $39,438
     Net  realized  gain  (loss)  on  investments                   (169,957)
     Change  in  unrealized  appreciation  (depreciation)           (184,148)

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations                               (314,667)

Capital  share  transactions:
     Shares  sold:
          Class  A  shares                                          2,551,583
          Class  B  shares                                            261,274
          Class  C  shares                                            232,918
          Class  I  shares                                         20,001,000
     Shares  redeemed:
          Class  A  shares                                           (18,927)
          Class  B  shares                                           (19,757)
          Class  C  shares                                                  -
          Class  I  shares                                                  -
               Total  capital  share  transactions                 23,008,091

Total  Increase  (Decrease)  in  Net  Assets                       22,693,424

Net  Assets
Beginning  of  period                                                       -
End of period (including undistributed net investment income  of $39,438)
                                                                  $22,693,424

Capital  Share  Activity
Shares  sold:
     Class  A  shares                                                 168,939
     Class  B  shares                                                  17,395
     Class  C  shares                                                  15,456
     Class  I  shares                                               1,333,400
     Shares  redeemed:
     Class  A  shares                                                 (1,280)
     Class  B  shares                                                 (1,306)
     Class  C  shares                                                       -
     Class  I  shares                                                       -
          Total  capital  share  activity                           1,532,604

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on June 30, 2000, offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights. Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates. Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations. Redemption Fees: A redemption fee is charged to all shareholders that redeem shares of the Fund, excluding omnibus accounts. A redemption fee of $10, not to exceed 2% of the redemption amount, will be retained by the Fund and used to lessen the impact of transaction costs on the Fund.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through September 30, 2001. The contractual expense cap is
 .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the period from inception June 30, 2000 through September 30, 2000, the Advisor contractually reimbursed the Fund for expenses of $40,637. Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses.
The Distributor received $867 as its portion of the commissions charged on sales of the Fund's shares for the period ended September 30, 2000.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $947 for the period ended September 30, 2000. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were $23,425,759 and $2,139,735, respectively.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $155,497, of which $1,850,906 related to appreciated securities and $1,849,732 related to depreciated securities.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.

Financial  Highlights

                                                                 Period Ended
                                                                September 30,
Class  A  Shares                                                    2000 #
Net  asset  value,  beginning                                          $15.00
Income  from  investment  operations
     Net  investment  income                                                -
     Net  realized  and  unrealized  gain  (loss)                       (.22)
          Total  from  investment  operations                           (.22)
Total  increase  (decrease)  in  net  asset  value                      (.22)
Net  asset  value,  ending                                             $14.78

Total  return*                                                        (1.47%)
Ratios  to  average  net  assets:
     Net  investment  income                                         .06% (a)
     Total  expenses                                                2.94% (a)
     Expenses  before  offsets                                      1.01% (a)
     Net  expenses                                                   .75% (a)
Portfolio  turnover                                                       10%
Net  assets,  ending  (in  thousands)                                  $2,478



                                                                 Period Ended
                                                                September 30,
Class  B  Shares                                                    2000 #
Net  asset  value,  beginning                                          $15.00
Income  from  investment  operations
     Net  investment  income  (loss)                                    (.01)
     Net  realized  and  unrealized  gain  (loss)                       (.22)
          Total  from  investment  operations                           (.23)
Total  increase  (decrease)  in  net  asset  value                      (.23)
Net  asset  value,  ending                                             $14.77

Total  return*                                                        (1.53%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                               (.89%) (a)
     Total  expenses                                               15.72% (a)
     Expenses  before  offsets                                      2.00% (a)
     Net  expenses                                                  1.75% (a)
Portfolio  turnover                                                       10%
Net  assets,  ending  (in  thousands)                                    $238

Financial  Highlights

                                                                 Period Ended
                                                                September 30,
Class  C  Shares                                                    2000 #
Net  asset  value,  beginning                                          $15.00
Income  from  investment  operations
     Net  investment  income  (loss)                                    (.02)
     Net  realized  and  unrealized  gain  (loss)                       (.22)
          Total  from  investment  operations                           (.24)
Total  increase  (decrease)  in  net  asset  value                      (.24)
Net  asset  value,  ending                                             $14.76

Total  return*                                                        (1.60%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                               (.94%) (a)
     Total  expenses                                               12.34% (a)
     Expenses  before  offsets                                      1.99% (a)
     Net  expenses                                                  1.75% (a)
Portfolio  turnover                                                       10%
Net  assets,  ending  (in  thousands)                                    $228





                                                                 Period Ended
                                                                September 30,
Class  I  Shares                                                    2000 #
Net  asset  value,  beginning                                          $15.00
Income  from  investment  operations
     Net  investment  income                                              .03
     Net  realized  and  unrealized  gain  (loss)                       (.22)
          Total  from  investment  operations                           (.19)
Total  increase  (decrease)  in  net  asset  value                      (.19)
Net  asset  value,  ending                                             $14.81

Total  return*                                                        (1.27%)
Ratios  to  average  net  assets:
     Net  investment  income                                         .77% (a)
     Total  expenses                                                1.21% (a)
     Expenses  before  offsets                                       .62% (a)
     Net  expenses                                                   .38% (a)
Portfolio  turnover                                                       10%
Net  assets,  ending  (in  thousands)                                 $19,750

(a)     Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#     From  June  30,  2000  inception.

Calvert  Social  Index  Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund






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